INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS - Summary of Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investments
Gross unrealized gains (losses)	$ (8,895)	$ 5,660	$ 4,322
Common Stock
Schedule of Investments
Investments, Fair Value Disclosure		9,868
Common Stock | MaxCyte Inc.
Schedule of Investments
Gross unrealized gains (losses)		3,866
Investments, Fair Value Disclosure		3,866
Common Stock | BioInvent International AB
Schedule of Investments
Cost	4,337	5,661
Gross unrealized gains (losses)	1,574	341
Investments, Fair Value Disclosure	$ 2,763	$ 6,002